Term Borrowings	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Term Borrowings
Term Borrowings
The following table presents information pertaining to Term Borrowings reported on FHN’s Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2017	2016
First Tennessee Bank National Association:
Senior capital notes (a)
Maturity date – December 1, 2019 – 2.95%	$396,105	$399,384
Other collateralized borrowings – Maturity date – December 22, 2037
1.89% on December 31, 2017 and 1.26% on December 31, 2016 (b)	65,356	64,812
Other collateralized borrowings - SBA loans (c)	7,416	—
Federal Home Loan Bank borrowings
Maturity date – August 2, 2018 – 0.00%	100	100
First Horizon National Corporation:
Senior capital notes (a)
Maturity date – December 15, 2020 – 3.50%	486,513	489,202
Junior subordinated debentures (d)
Maturity date - July 31, 2031 - 4.96%	4,124	—
Maturity date - July 31, 2031 - 4.96%	5,155	—
Maturity date - December 30, 2032 - 5.04%	5,155	—
Maturity date - June 26, 2033 - 4.77%	10,310	—
Maturity date - October 8, 2033 - 4.21%	10,310	—
Maturity date - February 8, 2034 - 4.23%	10,310	—
Maturity date - June 26, 2035 - 3.27%	2,708	—
Maturity date - December 15, 2035 - 2.96%	17,270	—
Maturity date - March 15, 2036 - 2.99%	8,667	—
Maturity date - March 15, 2036 - 3.13%	11,482	—
Maturity date - June 30, 2036 - 3.01%	25,646	—
Maturity date - July 7, 2036 - 2.91%	17,642	—
Maturity date - June 15, 2037 - 3.24%	49,875	—
Maturity date - September 6, 2037 - 2.94%	8,627	—
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (e)
Maturity date – March 31, 2031 – 9.50%	46,100	46,032
First Horizon ABS Trusts:
Other collateralized borrowings (f)
Maturity date – October 25, 2034
1.72% on December 31, 2017 and 0.93% on December 31, 2016	11,226	23,126
First Tennessee New Markets Corporation Investments:
Maturity date – October 25, 2018 – 4.97%	7,301	7,301
Maturity date – February 1, 2033 – 4.97%	8,000	8,000
Maturity date – August 08, 2036 – 2.38%	2,699	2,699
Total	$1,218,097	$1,040,656

(a)	Changes in the fair value of debt attributable to interest rate risk are hedged. Refer to Note 22 – Derivatives.

(b)	Secured by trust preferred loans.

(c)
Collateralized borrowings associated with SBA loan sales that did not meet sales criteria. The loans have remaining terms of 5 to 25 years. These borrowings had a weighted average interest rate of 3.26 percent on December 31, 2017.

(d)	Acquired in conjunction with the acquisition of CBF. A portion qualifies for Tier 2 capital under the risk-based capital guidelines.

(e)	A portion qualifies for total capital under the risk-based capital guidelines.

(f)	On December 31, 2017 and 2016, borrowings secured by $24.2 million and $35.9 million, respectively, of residential real estate loans.

Annual principal repayment requirements as of December 31, 2017 are as follows:

(Dollars in thousands)
2018	$7,401
2019	400,000
2020	500,000
2021	—
2022	209
2023 and after	353,866

In conjunction with the acquisition of CBF, FHN acquired junior subordinated debentures with aggregate par values of $212.4 million. Each of these issuances is held by a wholly owned trust that has issued trust preferred securities to external investors and loaned the funds to FHN, as successor to CBF, as junior subordinated debt. The book value for each issuance represents the purchase accounting fair value as of the closing date less accumulated amortization of the associated discount, as applicable. Through various contractual arrangements FHN assumed a full and unconditional guarantee for each trust’s obligations with respect to the securities. While the maturity dates are typically 30 years from the original issuance date, FHN has the option to redeem each of the junior subordinated debentures at par either immediately or on any future interest payment date, which would trigger redemption of the related trust preferred securities. The junior subordinated debentures are included in the Consolidated Statements of Condition in Term borrowings. A portion of FHN's junior subordinated notes qualify as Tier 2 capital under the risk-based capital guidelines.